Right of use assets and Lease liabilities (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 573,651,228	$ 490,457,495
Acquisitions	783,122,320	100,225,913	$ 269,336,507
Accrual of interest	43,452,274	14,379,866	13,356,313
Change in foreing currency and unit per adjustment	80,211,228	26,544,550	6,618,764
Increase through new leases	12,093,244	7,769,365	4,967,821
Others	(2,942,333)	1,608,599	(4,162,335)
Financial liabilities	1,372,558,268	573,651,228	490,457,495
Other financial liabilities	573,651,228	490,457,495	315,818,562
Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	90,409,195	50,380,367	54,049,274
Acquisitions	46,843,478	7,274,374	72,550,018
Accrual of interest	43,452,274	14,379,866	13,356,313
Change in foreing currency and unit per adjustment	2,680,665	3,348,442	(62,325)
Increase through new leases	4,796,273	2,651,448	1,883,967
Others	103,576,626	79,709,258	24,081,257
Financial liabilities	174,728,818	90,409,195	50,380,367
Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	6,152,361	4,934,639	4,857,097
Acquisitions	0	0	0
Accrual of interest	1,721,895	1,511,877	1,257,888
Change in foreing currency and unit per adjustment	1,093,203	712,833	917,429
Increase through new leases	4,796,273	2,651,448	1,883,967
Others	6,812,725	4,864,983	3,517,308
Financial liabilities	9,120,616	6,152,361	4,934,639
Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	76,169,204	37,754,705	42,447,438
Acquisitions	46,843,478	7,274,374	72,550,018
Accrual of interest	14,857,608	6,543,909	6,383,609
Change in foreing currency and unit per adjustment	28,076	2,102,807	(1,118,009)
Increase through new leases	0	0	0
Others	78,186,302	68,762,117	14,361,217
Financial liabilities	134,737,116	76,169,204	37,754,705
Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	8,087,630	7,691,023	6,744,739
Acquisitions	0	0	0
Accrual of interest	26,872,771	6,324,080	5,714,816
Change in foreing currency and unit per adjustment	1,559,386	532,802	138,255
Increase through new leases	0	0	0
Others	18,577,599	6,082,158	6,202,732
Financial liabilities	30,871,086	8,087,630	7,691,023
Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	483,242,033	440,077,128	261,769,288
Acquisitions	736,278,842	92,951,539	196,786,489
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	77,530,563	23,196,108	6,681,089
Increase through new leases	7,296,971	5,117,917	3,083,854
Others	(106,518,959)	(78,100,659)	(28,243,592)
Financial liabilities	1,197,829,450	483,242,033	440,077,128
Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	29,009,023	27,200,272	28,213,259
Acquisitions	0	0	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	3,823,816	2,014,722	479,576
Increase through new leases	7,296,971	5,117,917	3,083,854
Others	(8,823,258)	(5,323,888)	(4,576,417)
Financial liabilities	31,306,552	29,009,023	27,200,272
Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	114,492,596	88,151,400	99,749,082
Acquisitions	49,445,891	92,951,539	5,559,469
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	19,585	35,046	307,292
Increase through new leases	0	0	0
Others	(79,118,102)	(66,645,389)	(17,464,443)
Financial liabilities	84,839,970	114,492,596	88,151,400
Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	339,740,414	324,725,456	133,806,947
Acquisitions	686,832,951	0	191,227,020
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	73,687,162	21,146,340	5,894,221
Increase through new leases	0	0	0
Others	(18,577,599)	(6,131,382)	(6,202,732)
Financial liabilities	1,081,682,928	339,740,414	324,725,456
Interest Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(28,014,826)	(13,652,789)	(12,664,410)
Interest Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(28,014,826)	(13,652,789)	(12,664,410)
Interest Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,792,084)	(892,619)	(641,630)
Interest Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(7,972,184)	(5,617,084)	(6,116,509)
Interest Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(18,250,558)	(7,143,086)	(5,906,271)
Interest Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(89,014,867)	(53,681,771)	(102,813,727)
Principal Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(89,014,867)	(53,681,771)	(102,813,727)
Principal Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(9,663,757)	(7,630,800)	(6,857,420)
Principal Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(73,375,368)	(40,651,624)	(90,753,059)
Principal Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(5,975,742)	(5,399,347)	(5,203,248)
Principal Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 0	$ 0	$ 0